SCHEDULE OF NET INCOME PER SHARE (Details) - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Nov. 30, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	May 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Allocation of net income	$ (5,984)						$ (28,545)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic	1						1
Weighted-average shares outstanding, diluted	1						1
Basic net income per ordinary share	$ (5,984)						$ (28,544)
Diluted net income per share	$ (5,984)						$ (28,544)
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income		$ 234,657	$ 452,085	$ 828,866	$ 43,875	$ 686,742		$ 872,741	$ 2,265,806	$ (87,271)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		2,063,000		2,063,000		2,063,000		1,962,714	2,013,131	1,500,000
Weighted-average shares outstanding, diluted		2,063,000		2,063,000		2,063,000		1,962,714	2,013,131	1,500,000
Basic net income per ordinary share		$ 0.04		$ 0.09		$ 0.09		$ 0.13	$ 0.29	$ (0.06)
Diluted net income per share		$ 0.04		$ 0.09		$ 0.09		$ 0.13	$ 0.29	$ (0.06)
DT Cloud Acquisition Corporation [Member] | Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income		$ 161,803		$ 638,087		$ 503,349		$ 621,409	$ 1,688,060
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		4,581,773		6,900,000		5,662,225		4,852,747	5,881,967
Weighted-average shares outstanding, diluted		4,581,773		6,900,000		5,662,225		4,852,747	5,881,967
Basic net income per ordinary share		$ 0.04		$ 0.09		$ 0.09		$ 0.13	$ 0.29
Diluted net income per share		$ 0.04		$ 0.09		$ 0.09		$ 0.13	$ 0.29
DT Cloud Acquisition Corporation [Member] | Non-Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income		$ 72,854		$ 190,779		$ 183,393		$ 251,332	$ 577,746	$ (87,271)
Basic and diluted net income per ordinary share:
Weighted-average shares outstanding, basic		2,063,000		2,063,000		2,063,000		1,962,714	2,013,131	1,500,000
Weighted-average shares outstanding, diluted		2,063,000		2,063,000		2,063,000		1,962,714	2,013,131	1,500,000
Basic net income per ordinary share		$ 0.04		$ 0.09		$ 0.09		$ 0.13	$ 0.29
Diluted net income per share		$ 0.04		$ 0.09		$ 0.09		$ 0.13	$ 0.29	$ (0.06)